Financial instruments (Details 1) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 39,118	$ 12,396
Financial assets at fair value through profit or loss	99,011	33,622
Total	138,129	46,018
Financial liabilities at amortized cost	465,831	682,793
Financial liabilities at fair value through profit or loss	59,988
Financial liabilities at amortized cost	(454,190)	(322,071)
Financial liabilities at fair value through profit or loss	(32,284)
Financial liabilities	(486,474)	(322,071)
Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(318,836)	(272,858)
Financial liabilities at fair value through profit or loss
Financial liabilities	(318,836)	(272,858)
Exchange differences [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(120,027)	(32,412)
Financial liabilities at fair value through profit or loss
Financial liabilities	(120,027)	(32,412)
Changes In Fair Value Of Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss	(32,284)
Financial liabilities	(32,284)
Other Financial Results [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(15,327)	(14,271)
Financial liabilities at fair value through profit or loss
Financial liabilities	(15,327)	(14,271)
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		(1,398)
Financial liabilities at fair value through profit or loss
Financial liabilities		(1,398)
Net Loss From The Repurchase Of Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		(1,132)
Financial liabilities at fair value through profit or loss
Financial liabilities		(1,132)
Interest incomes [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	367	203
Financial assets at fair value through profit or loss
Total	367	203
Exchange differences [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	38,751	12,193
Financial assets at fair value through profit or loss	32,949	24,823
Total	71,700	37,016
Changes in fair value of financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	66,062	8,799
Total	$ 66,062	$ 8,799